Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	360 Funds
Entity Central Index Key	0001319067
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
M3Sixty Small Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	M3Sixty Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	MCSCX
Annual or Semi-Annual Statement [Text Block]	This annual report to shareholders contains important information of the M3Sixty Small Cap Growth Fund (the “Fund”), for the year ended May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://m3sixtycapital.com. You can also request this information without charge by contacting the Fund at (877) 244-6235.
Additional Information Phone Number	(877) 244-6235
Additional Information Website	https://m3sixtycapital.com
Expenses [Text Block]

What were the Fund costs for the year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class Shares	$98	0.99%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund Perform last year?

The Fund’s return during the fiscal year ended May 31, 2025 was (2.70)% compared to the Rusell 2000 Growth’s return of 3.45%.

What factors influenced performance during the past year?

There are points in time where our high-quality investment style underperforms the market, and the most recent fiscal year included many of these factors. While the Fund’s underperformance was driven by stock selection, we believe our style was out of favor during the period. We outperformed in the Health Care, Utilities and Real Estate sectors, but this outperformance was more than offset by weakness in Technology, Consumer Discretionary and Industrials. While disappointed by the relative underperformance in the period, we remain confident in our investment process to keep us invested in companies with proven track records, profitable operating models, and strong balance sheets as we believe over the long term these companies will outperform.

Our top contributors and detractors to performance were as follows:

Top Contributors	Top Detractors
Sterling Infrastructure, Inc.	Neogen Corp.
Corcept Therapeutics, Inc.	Gentherm, Inc.
Coherent Corp.	Ameresco, Inc.
OSI Systems, Inc.	Diodes, Inc.
ExlService Holdings, Inc.	American Eagle Outfitters, Inc.

Performance Past Does Not Indicate Future [Text]	The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results.
Line Graph [Table Text Block]	How has the Fund performed?
Average Annual Return [Table Text Block]
	1 Year	Since Inception of June 28, 2023 through May 31, 2025
M3Sixty Small Cap Growth Fund – Institutional Class	(2.70)%	2.80%
Russell 2000® Growth Total Return Index	3.45%	7.65%

No Deduction of Taxes [Text Block]	The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance data current to the most recent month-end can be obtained by calling (877) 244-6235.
Net Assets	$ 10,451,274
Holdings Count | Holdings	91
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	22.03%
Additional Fund Statistics [Text Block]	What are some Fund statistics?
Fund Statistics
Total Net Assets	$10,451,274	Investment Advisory Fees Paid	$0
Number of Portfolio Holdings	91	Portfolio Turnover Rate	22.03%

Holdings [Text Block]
Sector Allocation (as a % of Portfolio)
Information Technology	23.49%	Consumer Staples	3.91%
Industrials	22.27%	Real Estate	1.37%
Health Care	21.26%	Utilities	0.75%
Consumer Discretionary	13.30%	Materials	0.59%
Financials	8.04%	Communication Services	0.57%
Energy	4.45%

Largest Holdings [Text Block]

What did the Fund invest in?

Top Ten Holdings (as a % of Net Assets)
Ensign Group, Inc.	2.90%	OSI Systems, Inc.	1.96%
Sterling Infrastructure, Inc.	2.81%	Globus Medical, Inc.	1.77%
RBC Bearings, Inc.	2.24%	A10 Networks, Inc.	1.72%
Performance Food Group Co.	2.16%	Lithia Motors, Inc.	1.70%
MasTec, Inc	2.03%	Glacier Bancorp, Inc.	1.70%

Material Fund Change [Text Block]	How has the Fund changed? The Fund did not have any material changes that occurred during the reporting period.